FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02790
                                                     ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 12/31/07
                          --------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................     3

Notes to Statement of Investments ........................................    30

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

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                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  CALIFORNIA 90.6%
  ABAG Finance Authority for Nonprofit Corps. COP,
       Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 .....   $        730,000   $        732,095
       California Mortgage Insured, 6.125%, 3/01/21 .........................................          4,065,000          4,084,634
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ................................          6,000,000          6,062,100
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ................................         20,625,000         20,632,012
       Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ................          5,000,000          5,096,300
       Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ..........          5,000,000          5,066,450
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ........................          5,525,000          5,593,123
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ...............          5,000,000          5,060,900
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
     5.45%, 4/01/39 .........................................................................          5,500,000          5,497,030
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
       Series A, 6.125%, 8/15/20 ............................................................         23,525,000         24,355,197
       Series C, 5.375%, 3/01/21 ............................................................          5,000,000          5,040,000
  ABAG Revenue Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ...........          2,830,000          2,891,609
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
     FSA Insured, 5.30%, 10/01/21 ...........................................................          5,450,000          5,640,641
  Alameda Corridor Transportation Authority Revenue,
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .....................         81,685,000         67,877,784
       AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .....................         70,015,000         58,023,531
       AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .....................         43,770,000         36,070,419
       AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .....................         32,960,000         27,122,784
       Refunding, AMBAC Insured, zero cpn., 10/01/29 ........................................         20,000,000          6,893,000
       Refunding, AMBAC Insured, zero cpn., 10/01/30 ........................................         22,000,000          7,175,080
       senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .................................         24,490,000         25,008,698
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
       5.00%, 6/01/23 .......................................................................         19,195,000         19,548,764
       5.30%, 6/01/26 .......................................................................          7,000,000          7,063,980
       5.00%, 6/01/28 .......................................................................          8,925,000          9,089,488
  Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ..............................          6,100,000          6,315,391
  Anaheim PFA Lease Revenue,
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/24 ............................................................................         26,855,000         12,009,019
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/26 ............................................................................         29,430,000         11,775,532
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/27 ............................................................................         22,860,000          8,658,682
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/28 ............................................................................          8,425,000          3,019,015
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/29 ............................................................................          4,320,000          1,463,702
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/32 ............................................................................         13,665,000          3,928,414
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/33 ............................................................................         37,070,000         10,106,023
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         9/01/34 ............................................................................         24,970,000          6,454,246


                                          Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Anaheim PFA Lease Revenue, (continued)
       Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
         3/01/37 ............................................................................   $     16,080,000   $      3,630,060
       Senior, Public Improvements Project, Refunding, Series A-1, FGIC Insured, 5.00%,
         9/01/34 ............................................................................         10,000,000         10,237,900
  Anaheim PFAR,
       Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 ......................          4,325,000          4,479,792
       Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 ......................          5,500,000          5,677,375
       Electric System Distribution Facilities, MBIA Insured, 4.50%, 10/01/37 ...............         20,030,000         19,051,735
  Anaheim UHSD, GO,
       Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ......................          8,570,000          3,506,073
       Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ..................................          3,900,000          4,203,342
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
       5.50%, 9/02/08 .......................................................................          1,140,000          1,155,766
       5.60%, 9/02/09 .......................................................................          1,205,000          1,231,269
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
       6.50%, 11/15/12 ......................................................................          1,430,000          1,433,933
       6.625%, 11/15/22 .....................................................................          3,750,000          3,760,688
  Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 .....................          4,770,000          4,787,840
  Baldwin Park USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/36 .......................          6,875,000          7,243,706
  Bay Area Toll Authority Toll Bridge Revenue,
       San Francisco Bay Area, Refunding, Series F, 5.00%, 4/01/31 ..........................         51,255,000         53,647,071
       Series F, 5.00%, 4/01/27 .............................................................         18,065,000         19,062,188
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 .........................          8,590,000          8,946,743
  Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ..................          5,100,000          5,311,293
  Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding, Series A,
     FSA Insured, 5.80%, 9/02/17 ............................................................          5,085,000          5,157,970
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
     AMBAC Insured, 5.00%,
       9/02/30 ..............................................................................          5,685,000          5,914,162
       9/02/34 ..............................................................................          5,000,000          5,160,400
  Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 .....................................          5,145,000          5,300,328
  Calexico USD, GO, MBIA Insured, Pre-Refunded, 5.25%, 8/01/33 ..............................          4,285,000          4,772,462
  California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
     Project, ETM, 7.70%, 10/01/09 ..........................................................            725,000            763,585
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
       Alameda County, 5.875%, 6/01/35 ......................................................          7,500,000          7,324,950
       Golden Gate Corp., Series A, Pre-Refunded, 6.00%, 6/01/43 ............................         10,000,000         11,086,000
       Kern County Corp., Series A, 6.125%, 6/01/43 .........................................         28,135,000         28,112,773
       Kern County Corp., Series B, 6.25%, 6/01/37 ..........................................         19,460,000         19,607,312
       Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ........................         10,235,000         11,338,742
       Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 .........................         30,000,000         33,235,200
       Stanislaus Fund, Series A, 5.875%, 6/01/43 ...........................................          8,690,000          8,310,247
       Tobacco Settlement, Gold Country Settlement Funding Corp., Pre-Refunded,
         6.00%, 6/01/38 .....................................................................         10,000,000         11,151,100
  California Educational Facilities Authority Revenue,
       Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ..................          2,545,000          2,574,598
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 .........          8,435,000          1,853,254


4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Educational Facilities Authority Revenue, (continued)
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 .........   $      8,435,000   $      1,737,610
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 .........          8,435,000          1,629,136
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 .........          8,435,000          1,527,410
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 .........          8,435,000          1,432,094
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 .........          8,435,000          1,342,683
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 .........          8,435,000          1,258,839
       Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 .........          8,435,000          1,180,310
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ............          7,620,000          3,064,383
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ............          7,365,000          2,805,034
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ............          4,120,000          1,485,219
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ............          5,685,000          1,836,880
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ............          7,615,000          2,330,418
       Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ............          7,615,000          2,206,370
       Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/36 ...............          7,275,000          7,520,677
       Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 ...........          7,720,000          7,948,280
       Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 ...........          5,000,000          5,154,550
       Pooled College and University, Series B, 6.75%, 6/01/30 ..............................         11,495,000         12,464,833
       Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26 .................          5,800,000          2,384,960
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ............................         21,250,000         21,497,137
       Stanford University, Series T-1, 5.00%, 3/15/39 ......................................         55,000,000         61,473,500
       Stanford University, Series T-3, 5.00%, 3/15/26 ......................................         25,360,000         27,921,614
       University of Southern California, Series A, 4.50%, 10/01/33 .........................          5,000,000          4,902,500
  California Health Facilities, Financing Authority Revenue, Insured Health Facility,
     Valleycare, Series A, California Mortgage Insured, Pre-Refunded, 5.25%, 5/01/22 ........          5,000,000          5,404,400
  California Health Facilities Financing Authority Revenue,
       Casa Colina, 6.125%, 4/01/32 .........................................................         10,300,000         10,508,369
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ........................         26,345,000         26,674,839
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ........................        117,175,000        116,876,204
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ..........         12,500,000         12,776,250
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ..........          3,390,000          3,456,241
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 .........          7,825,000          7,982,596
       Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 .....................         13,655,000         13,932,606
       Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28 .....................         17,270,000         17,621,099
       Catholic Healthcare West, Series G, 5.25%, 7/01/23 ...................................          3,000,000          3,061,110
       Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .................          8,355,000          8,535,552
       Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ..................         52,500,000         53,639,775
       County Program, Series B, 7.20%, 1/01/12 .............................................          1,840,000          1,846,072
       Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/18 ...............          5,000,000          5,109,450
       Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/28 ...............         25,390,000         25,804,111
       Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ....         11,365,000         11,819,941
       Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 .....          1,395,000          1,398,836
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ............................         71,050,000         71,206,310
       Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
         8/01/25 ............................................................................         12,905,000         13,334,866
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .....................................         46,000,000         47,056,160
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ........................         32,295,000         33,187,957


                                          Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
       Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ........................   $    136,775,000   $    140,470,660
       Kaiser Permanente, Series A, zero cpn., 10/01/11 .....................................         13,970,000         12,085,726
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ....................................          7,515,000          7,706,182
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ....................................         38,260,000         39,235,247
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ....................................         38,020,000         38,960,615
       Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .....................................         80,000,000         81,836,800
       Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ..............          6,000,000          6,180,060
       Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%,
         11/01/28 ...........................................................................          5,500,000          5,548,565
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ..........................          6,340,000          6,262,589
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 .....          6,610,000          6,783,909
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 ......          5,000,000          5,123,300
       Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ...........          8,500,000          8,687,000
       Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ..........         10,915,000         11,180,562
       Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ..........          3,070,000          3,106,625
       Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ......................          1,815,000          1,855,003
       Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 .....................          6,170,000          6,393,354
       Sutter Health, Series A, 5.00%, 11/15/42 .............................................         40,000,000         39,477,200
       Sutter Health, Series A, 5.25%, 11/15/46 .............................................         38,500,000         38,905,020
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .................................         61,000,000         61,862,540
       Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ...............................         10,600,000         10,834,790
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ..................            480,000            501,998
       The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ......................         28,150,000         28,685,131
       The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ...............          7,420,000          7,562,019
       UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 .........         26,920,000         27,368,487
       University of California San Francisco-Stanford Health Care, Refunding, Series B,
         AMBAC Insured, 5.00%, 11/15/28 .....................................................         25,000,000         25,414,250
       University of California San Francisco-Stanford Health Care, Series A, FSA Insured,
         Pre-Refunded, 5.00%, 11/15/31 ......................................................          5,750,000          5,912,150
  California HFAR,
       Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 ...................................          2,010,000          2,021,397
       Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ....................            575,000            248,780
       Home Mortgage, Series K, 4.75%, 8/01/36 ..............................................          5,000,000          4,541,000
       Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30% thereafter,
         8/01/31 ............................................................................          2,605,000          2,307,717
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .....................................          1,235,000          1,235,729
       MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .....................................         11,950,000         12,063,405
  California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
         7/01/33 ............................................................................          5,000,000          5,459,150
       Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
         7/01/29 ............................................................................         50,985,000         56,071,773
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ...........................         10,000,000         10,152,800
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ..........................         34,000,000         34,600,780
  California Municipal Finance Authority COP, Community Hospitals of Central California,
       5.25%, 2/01/37 .......................................................................         37,100,000         33,526,899
       2/01/46 ..............................................................................         90,650,000         80,019,474


6 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California PCFA, PCR,
       Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 .....   $     31,500,000   $     33,204,465
       San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 .............................         32,535,000         32,571,114
  California Resource Efficiency Financing Authority COP, Capital Improvements Program,
     AMBAC Insured,
       5.625%, 4/01/22 ......................................................................            325,000            330,239
       5.75%, 4/01/27 .......................................................................            475,000            482,800
  California State Department of Veteran Affairs Home Purchase Revenue,
       Refunding, Series A, 5.40%, 12/01/28 .................................................          9,580,000          9,671,489
       Refunding, Series B, 5.50%, 12/01/18 .................................................          2,500,000          2,532,075
       Series A, 5.20%, 12/01/27 ............................................................         17,110,000         17,131,730
       Series B, 5.20%, 12/01/28 ............................................................          3,620,000          3,622,679
  California State Department of Water Resources Central Valley Project Revenue,
     Water System, Refunding,
       Series Q, MBIA Insured, 5.375%, 12/01/27 .............................................         20,055,000         20,192,176
       Series S, 5.00%, 12/01/29 ............................................................         24,595,000         24,878,580
       Series U, 5.00%, 12/01/29 ............................................................         12,000,000         12,191,400
       Series Y, FGIC Insured, 5.00%, 12/01/25 ..............................................         20,000,000         20,717,200
  California State Department of Water Resources Power Supply Revenue, Series A,
     Pre-Refunded,
       5.25%, 5/01/20 .......................................................................         50,000,000         54,585,500
       5.375%, 5/01/21 ......................................................................         22,000,000         24,127,840
       5.375%, 5/01/22 ......................................................................         34,020,000         37,310,414
  California State GO,
       5.00%, 2/01/22 .......................................................................          7,000,000          7,210,280
       6.00%, 5/01/24 .......................................................................          2,565,000          2,587,905
       5.125%, 4/01/25 ......................................................................          5,000,000          5,162,550
       5.20%, 4/01/26 .......................................................................         17,000,000         17,583,950
       5.25%, 4/01/27 .......................................................................              5,000              5,218
       5.25%, 4/01/34 .......................................................................             20,000             20,730
       AMBAC Insured, 5.90%, 3/01/25 ........................................................            210,000            210,953
       AMBAC Insured, 5.00%, 4/01/31 ........................................................             20,000             20,681
       AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 ..........................................         29,980,000         32,814,609
       FGIC Insured, 6.00%, 8/01/19 .........................................................            905,000            906,982
       FGIC Insured, 5.625%, 10/01/26 .......................................................          6,345,000          6,414,985
       FGIC Insured, Pre-Refunded, 5.625%, 10/01/26 .........................................          2,300,000          2,326,680
       FSA Insured, 5.50%, 4/01/19 ..........................................................            540,000            543,262
       FSA Insured, 5.50%, 3/01/20 ..........................................................            415,000            416,627
       FSA Insured, Pre-Refunded, 5.50%, 4/01/19 ............................................             30,000             30,190
       FSA Insured, Pre-Refunded, 5.50%, 3/01/20 ............................................            435,000            436,801
       FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ............................................         30,000,000         31,533,900
       MBIA Insured, 5.00%, 10/01/23 ........................................................          2,350,000          2,377,096
       MBIA Insured, 6.00%, 8/01/24 .........................................................            990,000            992,168
       Pre-Refunded, 5.25%, 9/01/23 .........................................................         19,750,000         20,866,072
       Pre-Refunded, 5.25%, 10/01/23 ........................................................          9,250,000          9,788,442
       Pre-Refunded, 5.00%, 2/01/27 .........................................................         46,000,000         49,174,920
       Pre-Refunded, 5.25%, 4/01/27 .........................................................          4,995,000          5,531,213
       Pre-Refunded, 5.00%, 2/01/29 .........................................................         13,000,000         13,897,260


                                          Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO, (continued)
     Pre-Refunded, 5.25%, 2/01/29 ...........................................................   $        310,000   $        334,338
     Pre-Refunded, 5.25%, 4/01/29 ...........................................................          5,580,000          6,179,013
     Pre-Refunded, 5.25%, 2/01/30 ...........................................................            140,000            150,991
     Pre-Refunded, 5.25%, 4/01/32 ...........................................................          9,835,000         10,636,356
     Pre-Refunded, 5.25%, 4/01/34 ...........................................................         19,980,000         22,124,853
     Principal Eagles II, Series 3, zero cpn., 3/01/09 ......................................          7,500,000          7,217,700
     Principal Eagles II, Series 6, zero cpn., 3/01/09 ......................................          5,000,000          4,811,800
     Principal M-Raes Series 8, zero cpn., 4/01/09 ..........................................          9,000,000          8,631,000
     Refunding, 5.25%, 9/01/23 ..............................................................          1,250,000          1,320,638
     Refunding, 5.625%, 9/01/24 .............................................................            255,000            256,918
     Refunding, 5.00%, 8/01/28 ..............................................................         10,000,000         10,144,400
     Refunding, 5.25%, 2/01/29 ..............................................................         53,690,000         55,474,918
     Refunding, 5.25%, 2/01/30 ..............................................................         29,860,000         30,774,015
     Refunding, 5.00%, 2/01/32 ..............................................................         19,010,000         19,147,062
     Refunding, 5.25%, 4/01/32 ..............................................................            165,000            170,039
     Refunding, AMBAC Insured, 5.00%, 4/01/23 ...............................................          6,250,000          6,491,250
     Refunding, MBIA Insured, 5.00%, 10/01/32 ...............................................          5,000,000          5,133,250
     Refunding, Series BR, 5.30%, 12/01/29 ..................................................         13,000,000         13,010,270
     Various Purpose, 5.125%, 4/01/24 .......................................................         10,000,000         10,347,100
     Various Purpose, 5.25%, 12/01/26 .......................................................            145,000            151,729
     Various Purpose, 5.00%, 8/01/35 ........................................................         31,545,000         31,781,272
     Various Purpose, Pre-Refunded, 5.25%, 12/01/26 .........................................         12,770,000         14,174,061
     Various Purpose, Refunding, 5.00%, 6/01/32 .............................................         48,750,000         49,295,025
     Various Purposes, 5.00%, 11/01/37 ......................................................         10,000,000         10,084,300
  California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A,
    FSA Insured, 5.85%, 10/01/27 ............................................................          5,955,000          6,087,022
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 ...................................          8,645,000          8,832,683
     Department of Corrections, Series C, 5.00%, 6/01/24 ....................................         12,225,000         12,424,390
     Department of Corrections, Series C, 5.00%, 6/01/25 ....................................          4,810,000          4,866,181
     Department of Corrections, Series C, 5.25%, 6/01/28 ....................................         25,475,000         26,229,060
     Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ........................         12,000,000         12,150,360
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .......................         56,500,000         57,344,675
     Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 ..........          7,500,000          7,626,675
     Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17 ....          8,320,000          8,459,610
  California State University at Channel Islands Financing Authority Revenue, East Campus
    Community, Series A, MBIA Insured, Pre-Refunded, 5.00%, 9/01/31 .........................         11,000,000         11,725,010
  California State University Revenue,
     Systemwide, Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ..........................          5,000,000          5,194,550
     Systemwide, Series A, AMBAC Insured, 5.00%, 11/01/35 ...................................         16,925,000         17,500,450
     Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 .....................................         10,000,000         10,422,800
  California Statewide CDA,
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ..........................................          2,415,000          2,631,432
     COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ............................          5,575,000          6,081,991
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..................................         37,685,000         36,177,977


8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA, (continued)
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...........................................   $     32,200,000   $     34,382,516
     COP, MBIA Insured, 5.00%, 4/01/18 ......................................................          7,000,000          7,090,720
     COP, MBIA Insured, 5.125%, 4/01/23 .....................................................          6,000,000          6,081,180
     COP, Refunding, FSA Insured, 5.50%, 8/15/31 ............................................          9,000,000          9,411,120
     COP, The Internext Group, 5.375%, 4/01/17 ..............................................          9,400,000          9,492,308
     COP, The Internext Group, 5.375%, 4/01/30 ..............................................         67,480,000         64,646,515
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...................          7,215,000          7,588,593
  California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
    Series A, Radian Insured, 4.60%, 2/01/37 ................................................          5,010,000          4,471,726
  California Statewide CDA Revenue,
     5.50%, 10/01/33 ........................................................................         45,465,000         46,540,247
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 .......................          6,000,000          5,883,300
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 .......................          5,000,000          4,759,300
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 .......................         13,900,000         13,018,323
     Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 .......................         22,685,000         20,222,316
     Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 .......................          4,025,000          3,930,493
     East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ......................         11,000,000         10,719,940
     East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .....................         25,000,000         23,103,500
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ............................          6,300,000          6,291,180
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ............................         14,000,000         13,875,820
     Henry Mayo Newhall Memorial Hospital, Califronia Mortgage Insured, 5.00%, 10/01/37 .....          5,000,000          4,908,450
     Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ................................         22,000,000         21,918,600
     Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ................................         50,000,000         48,191,500
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .....         20,400,000         21,290,460
     Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 .................................         24,590,000         23,340,582
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ...........................................         27,000,000         27,351,000
     Kaiser Permanente, Series B, 5.00%, 3/01/41 ............................................        110,620,000        107,133,258
     Kaiser Permanente, Series B, 5.25%, 3/01/45 ............................................         30,000,000         30,017,400
     Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37 .........         20,000,000         19,633,600
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..............         10,000,000         10,121,300
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .......................          7,670,000          8,036,396
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .......................          9,755,000         10,136,323
     Refunding, California Mortgage Insured, 5.50%, 1/01/28 .................................          3,615,000          3,775,000
     Series B, 5.625%, 8/15/42 ..............................................................         51,000,000         52,549,890
     Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ..................          4,945,000          4,847,534
     Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ....................................        103,300,000        101,936,440
  California Statewide CDA Revenue COP,
     Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
       zero cpn., 8/01/09 ...................................................................          6,450,000          6,132,596
     Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
       zero cpn., 8/01/10 ...................................................................          6,745,000          6,188,807
     Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
       zero cpn., 8/01/11 ...................................................................          3,115,000          2,756,464
     CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
       ETM, 5.75%, 10/01/25 .................................................................         24,545,000         27,897,602
     Southern California Development Corp., California Mortgage Insured, 6.10%, 12/01/15 ....          1,895,000          1,899,605


                                          Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Series A, FSA Insured, 5.25%, 10/01/24 .................................................   $      3,925,000   $      4,182,598
     Series A, FSA Insured, 5.00%, 10/01/29 .................................................          1,095,000          1,140,672
     Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 ...................................          1,075,000          1,196,862
     Series A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 ...................................          1,905,000          2,096,167
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ...................................          5,000,000          5,321,032
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 .......................          5,735,000          5,776,120
  Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
    Refunding, AMBAC Insured, 5.00%, 9/01/36 ................................................          7,800,000          8,017,230
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ............................            430,000            434,829
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
    10/01/33 ................................................................................          5,000,000          5,290,100
  Campbell USD,
     GO, Series A, FGIC Insured, 5.00%, 8/01/28 .............................................          5,205,000          5,421,892
     GO, Series E, FSA Insured, 5.00%, 8/01/29 ..............................................          6,260,000          6,636,101
     Series B, FGIC Insured, zero cpn., 8/01/20 .............................................          5,000,000          2,822,250
     Series B, FGIC Insured, zero cpn., 8/01/21 .............................................          6,280,000          3,338,071
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
     5.875%, 9/01/33 ........................................................................          5,805,000          5,822,473
     6.00%, 9/01/33 .........................................................................          7,100,000          7,163,616
  Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ..............         15,630,000         18,068,280
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
    Central California,
     6.00%, 2/01/20 .........................................................................          5,000,000          5,346,450
     Pre-Refunded, 5.625%, 2/01/21 ..........................................................          6,750,000          7,311,600
     Pre-Refunded, 6.00%, 2/01/30 ...........................................................         34,960,000         37,382,378
     Pre-Refunded, 5.75%, 2/01/31 ...........................................................         18,070,000         19,639,199
  Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
    5.00%, 11/01/22 .........................................................................          6,675,000          7,085,112
  Chabot-Las Positas Community College District, GO, Series B, AMBAC Insured, 5.00%,
    8/01/30 .................................................................................         17,330,000         18,002,751
  Chabot-Las Positas Community College District GO,
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/38 ................         52,010,000         10,290,178
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/39 ................         54,045,000         10,141,004
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/40 ................         56,165,000          9,995,123
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/41 ................         58,365,000          9,850,261
     Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31 ..............................         11,500,000         11,929,755
  Chaffey UHSD, GO,
     Series B, 5.00%, 8/01/25 ...............................................................          6,510,000          6,691,889
     Series C, FSA Insured, 5.00%, 5/01/27 ..................................................          6,980,000          7,304,570
  Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%, 8/01/31 ............         23,825,000         24,629,570
  Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ...............................         10,360,000         10,776,472
  Chula Vista IDR,
     Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ..................         14,000,000         14,504,420
     Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ........................          8,500,000          8,865,925
  Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
    8/01/23 .................................................................................          4,950,000          5,176,611


10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 ..................   $      4,135,000   $      4,355,768
  Coachella Valley USD, GO, Election of 2005, Series B, FSA Insured, 5.00%, 8/01/31 .........         11,000,000         11,625,350
  College of the Sequoias Community College District Hanford Campus ID No. 1 GO,
    Election of 2006, Series A, MBIA Insured, 5.00%, 2/01/32 ................................          5,435,000          5,648,596
  Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ............          7,000,000          7,269,710
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...........................          1,395,000          1,399,380
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
    Radian Insured, 5.125%, 8/01/35 .........................................................          8,175,000          8,014,934
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ....          5,000,000          5,114,100
  Compton USD, GO,
     AMBAC Insured, 5.00%, 6/01/29 ..........................................................          5,660,000          5,884,193
     Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31 ..............................          5,000,000          5,183,850
  Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%,
    8/01/26 .................................................................................         11,700,000         12,065,859
  Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15 ....          6,810,000          5,131,267
  Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn., 9/01/17 ........         47,455,000         17,934,087
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A, FGIC Insured, ETM,
    6.50%, 3/01/09 ..........................................................................          1,000,000          1,018,420
  Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%,
    7/01/12 .................................................................................            605,000            606,688
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..............         14,480,000         16,550,930
  Corona-Norco USD,
     GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ............................          5,130,000          5,421,641
     PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ......................................          7,140,000          6,336,322
  Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
    MBIA Insured, 5.00%, 9/01/34 ............................................................          6,115,000          6,253,627
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..........          2,025,000          2,049,037
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...........................          6,365,000          6,677,267
  Daly City Housing Development Finance Agency Mobile Home Park Revenue, Senior
    Franciscan Mobile, Refunding, Series A, 5.00%, 12/15/47 .................................         20,645,000         19,554,944
  Delano UHSD, GO,
     Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ...............................          5,160,000          5,224,397
     Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ......................................          8,520,000          8,359,654
  Desert Community College District GO, Capital Appreciation Bonds, Series C, FSA Insured,
    zero cpn., 8/01/46 ......................................................................        396,230,000         49,271,200
  Desert Sands USD, GO, Election of 2001, FSA Insured, Pre-Refunded, 5.00%, 6/01/29 .........         16,425,000         18,015,597
  Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded, 5.00%, 2/01/30 .....          4,860,000          5,342,161
  Duarte COP, Refunding, Series A, 5.25%,
     4/01/19 ................................................................................          5,000,000          5,081,450
     4/01/24 ................................................................................          5,000,000          5,018,800
     4/01/31 ................................................................................         12,500,000         12,399,500
  East Bay MUD Wastewater System Revenue, Refunding, Sub Series A, AMBAC Insured,
    5.00%, 6/01/37 ..........................................................................         38,085,000         39,768,738
  East Bay MUD Water System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/37 ......................................         99,545,000        103,169,433
     Sub Series A, MBIA Insured, 5.00%, 6/01/28 .............................................          7,000,000          7,307,790
     Sub Series A, MBIA Insured, 5.00%, 6/01/29 .............................................         27,495,000         28,650,890
     Sub Series A, MBIA Insured, 5.00%, 6/01/35 .............................................         21,985,000         22,740,185


                                         Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ...............   $     22,685,000   $     23,896,152
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
    5.00%, 7/01/30 ..........................................................................         31,370,000         32,023,751
  El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ........................          3,015,000          3,141,841
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
    California Mortgage Insured, 5.25%, 3/01/26 .............................................          8,500,000          8,687,765
  El Dorado County Special Tax, CFD No. 1992-1,
     5.875%, 9/01/24 ........................................................................          4,475,000          4,393,108
     6.00%, 9/01/31 .........................................................................          8,850,000          8,663,177
     Refunding, 6.25%, 9/01/29 ..............................................................         19,750,000         19,833,542
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, Pre-Refunded, zero cpn.,
     8/01/16 ................................................................................          2,050,000          1,355,091
     8/01/22 ................................................................................         11,485,000          5,398,754
     8/01/27 ................................................................................         11,495,000          4,064,287
  El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ...............          5,635,000          5,800,331
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
     12/01/19 ...............................................................................          2,775,000          1,538,183
     12/01/20 ...............................................................................          2,765,000          1,454,224
     12/01/21 ...............................................................................          4,195,000          2,079,755
     12/01/22 ...............................................................................          4,195,000          1,971,356
     12/01/23 ...............................................................................          4,195,000          1,856,791
     12/01/24 ...............................................................................          4,200,000          1,762,446
  Emeryville PFAR,
     Housing Increment Loan, 6.20%, 9/01/25 .................................................          3,115,000          3,122,819
     Shellmound Park Redevelopment and Housing Project, Refunding, Series B, MBIA Insured,
       5.00%, 9/01/28 .......................................................................         10,000,000         10,126,300
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
    MBIA Insured, 5.00%, 3/01/33 ............................................................          8,715,000          8,972,877
  Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
    5.50%, 10/01/27 .........................................................................         12,500,000         12,743,125
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
    5/01/17 .................................................................................          5,000,000          5,241,500
  Foothill-De Anza Community College District GO,
     Capital Appreciation, zero cpn., 8/01/27 ...............................................          5,205,000          1,998,616
     MBIA Insured, zero cpn., 8/01/26 .......................................................          5,290,000          2,144,672
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, zero cpn., 1/15/21 ....................................         51,180,000         23,907,713
     Capital Appreciation, Refunding, zero cpn., 1/15/25 ....................................         57,000,000         20,724,060
     Capital Appreciation, Refunding, zero cpn., 1/15/30 ....................................         98,460,000         25,703,968
     Capital Appreciation, Refunding, zero cpn., 1/15/31 ....................................         14,635,000          3,586,599
     Capital Appreciation, Refunding, zero cpn., 1/15/32 ....................................        100,000,000         23,002,000
     Capital Appreciation, Refunding, zero cpn., 1/15/33 ....................................        132,460,000         28,591,491
     Capital Appreciation, Refunding, zero cpn., 1/15/34 ....................................        100,000,000         20,251,000
     Capital Appreciation, Refunding, zero cpn., 1/15/35 ....................................         20,000,000          3,799,200
     Capital Appreciation, Refunding, zero cpn., 1/15/36 ....................................        182,160,000         32,453,626
     Capital Appreciation, Refunding, zero cpn., 1/15/37 ....................................        170,615,000         28,501,236
     Capital Appreciation, Refunding, zero cpn., 1/15/38 ....................................        160,560,000         25,145,302


12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .......   $     49,500,000   $     45,507,825
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .......         10,000,000          9,077,100
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 ......         30,000,000         26,824,500
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ......         80,835,000         71,962,550
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ......         80,500,000         71,339,905
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ......        112,230,000         98,994,716
     Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 .......................         10,000,000         10,401,800
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 ...................         30,835,000         16,933,349
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 ...................          5,765,000          3,015,383
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 ...................         72,045,000         35,863,281
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 ...................          2,000,000            800,980
     Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ..............          5,500,000          6,041,750
     Refunding, 5.75%, 1/15/40 ..............................................................        395,510,000        397,614,113
     senior lien, Series A, 5.00%, 1/01/35 ..................................................         15,955,000         14,734,602
     senior lien, Series A, ETM, zero cpn., 1/01/25 .........................................         20,660,000          9,763,916
     senior lien, Series A, ETM, zero cpn., 1/01/26 .........................................         23,475,000         10,467,268
     senior lien, Series A, ETM, zero cpn., 1/01/27 .........................................         15,000,000          6,312,150
     senior lien, Series A, ETM, zero cpn., 1/01/29 .........................................         35,310,000         13,370,838
     senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ....................................          8,000,000          8,780,320
  Fortuna and Susanville Cities COP, Series B, Pre-Refunded, 7.375%, 9/01/17 ................          1,245,000          1,253,653
  Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%,
    8/01/34 .................................................................................          7,235,000          7,442,789
  Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ..................         15,000,000          5,629,800
  Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 ...................................          8,440,000          8,863,182
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45 ........................         20,000,000         20,097,400
     Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 .......................................          5,000,000          4,204,600
     Asset-Backed, Series A-1, 5.75%, 6/01/47 ...............................................         27,500,000         25,682,250
     Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ............................         64,000,000         60,786,560
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 .......................         15,000,000         16,504,800
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 .......................         57,000,000         62,718,240
     Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ........................        138,000,000        152,688,720
     Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45 ............         30,000,000         28,216,200
     Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 ..........................................          5,290,000          6,116,139
  Golden Valley USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/41 ............          5,555,000          5,826,251
  Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
    Pre-Refunded, 5.00%, 8/01/27 ............................................................          5,020,000          5,469,892
  Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ..................          2,360,000          2,563,951
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 .....          8,925,000          9,218,008
  Huntington Beach City and School District, Capital Appreciation, Election of 2002,
    Series A, FGIC Insured, zero cpn., 8/01/28 ..............................................         10,005,000          3,564,181
  Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
     8/01/27 ................................................................................          3,530,000          3,707,206
     8/01/29 ................................................................................         11,000,000         11,513,480
  Indio Water Authority Water Revenue, AMBAC Insured, 5.00%,
     4/01/31 ................................................................................          4,125,000          4,274,078
     4/01/36 ................................................................................         18,020,000         18,620,967


                                         Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Inglewood USD, GO, Election of 1998, Series D, FSA Insured, 5.00%, 10/01/31 ...............   $     17,210,000   $     18,117,483
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
    Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 .....................................          4,155,000          4,350,119
  Inland Empire Tobacco Securitization Authority Tobacco Settlement Revenue, Capital
    Appreciation, Series B, zero cpn. to 12/01/11, 5.75% thereafter, 6/01/26 ................         35,000,000         27,003,900
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
    ACA Insured, 5.25%, 11/01/19 ............................................................         10,550,000         10,403,144
  Irvine 1915 Act GO,
     AD No. 00-18, Group 4, 5.375%, 9/02/26 .................................................          2,500,000          2,338,625
     AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 .......................................          2,000,000          1,970,860
     AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 .......................................          4,295,000          4,167,782
  Irvine USD Financing Authority Special Tax, Series A,
     5.00%, 9/01/26 .........................................................................          3,000,000          2,741,130
     5.125%, 9/01/36 ........................................................................         11,180,000         10,130,757
  Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ......         16,500,000         17,021,400
  Kern County Board of Education COP,
     Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ......................................          3,150,000          3,227,490
     Series A, MBIA Insured, Pre-Refunded, 5.20%, 5/01/28 ...................................          5,535,000          5,686,659
  Kern High School District GO,
     Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ..............................          5,275,000          5,497,236
     Election of 2004, Series B, FSA Insured, 5.00%, 8/01/30 ................................         13,270,000         13,978,485
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .............................................            115,000            118,818
  La Palma Community Development Commission Tax Allocation, La Palma Community
    Development Project No. 1, Refunding, 6.10%, 6/01/22 ....................................          2,355,000          2,376,760
  La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%,
    9/01/32 .................................................................................         10,825,000         11,197,272
  Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ...............................          5,375,000          4,796,059
  Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ............          6,750,000          6,764,783
     Series A, 5.50%, 9/01/30 ...............................................................         15,550,000         15,778,740
  Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ...................              5,000              7,370
  Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ............................          8,115,000          8,332,157
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic
    Project, California Mortgage Insured, 7.55%, 3/01/20 ....................................          1,580,000          1,585,656
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic
    Project, 6.90%, 7/01/22 .................................................................          1,270,000          1,273,886
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
    Pre-Refunded, zero cpn., 1/15/19 ........................................................          6,360,000          3,413,730
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/23 ................................................................................          9,200,000          8,772,200
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
    Refunding, AMBAC Insured, 5.00%, 11/01/26 ...............................................         20,000,000         20,655,800
  Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
     5.50%, 11/15/28 ........................................................................          8,000,000          8,149,200
     5.00%, 11/15/29 ........................................................................         17,465,000         16,616,725
     5.00%, 11/15/35 ........................................................................         69,800,000         65,320,236
     5.50%, 11/15/37 ........................................................................         35,000,000         35,151,200


14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow
    Facility, Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ............................   $     14,935,000   $     15,357,810
  Los Angeles Community College District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    6/01/26 .................................................................................         69,275,000         73,743,237
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 ................................................................................          4,000,000          4,181,320
     8/01/31 ................................................................................          5,000,000          5,220,350
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/33 .....          8,000,000          8,479,280
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
       5.875%, 1/01/21 ......................................................................          7,520,000          7,611,970
     Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ..............................            925,000            927,636
  Los Angeles County Infrastructure and Economic Development Bank Revenue, County
     Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .......................          7,765,000          8,008,355
  Los Angeles County MTA Sales Tax Revenue,
     Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ..............          5,000,000          5,360,450
     Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 ...................             35,000             36,395
     Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ......................         12,965,000         13,320,630
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
     District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 ...........................          7,000,000          7,180,180
     District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ...........................         30,820,000         31,532,558
     Series A, MBIA Insured, 5.00%, 10/01/34 ................................................          7,110,000          7,344,417
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
       9/01/14 ..............................................................................            665,000            666,895
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 .......................          5,095,000          5,101,318
  Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ............................          6,280,000          6,493,834
  Los Angeles Department of Water and Power Waterworks Revenue, System,
     Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36 ..........................................         14,385,000         14,918,827
     Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38 ..........................................         30,000,000         31,218,900
     Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ..........................................         17,000,000         17,557,940
     Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 ..........................................         50,000,000         51,446,500
  Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    8/01/25 .................................................................................         15,000,000         15,419,100
  Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .........            275,000            276,227
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .........         28,210,000         28,776,457
     GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ..........................         29,000,000         28,301,100
     GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ...........................         25,000,000         25,874,000
     GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ..........................         13,815,000         14,397,026
     GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ..........................          6,000,000          6,244,140
     GO, Election of 2004, Series H, FSA Insured, 5.00%, 7/01/32 ............................         53,575,000         56,131,599
     GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 ................................         40,000,000         39,480,400
     GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ...............................        170,250,000        185,124,742
     GO, Series G, AMBAC Insured, 5.00%, 7/01/24 ............................................         16,770,000         17,707,611
     Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ...................................          5,000,000          5,102,150


                                         Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ......................................   $      6,000,000   $      6,135,360
     Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ......................................         34,335,000         34,978,781
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 .......................................         17,500,000         18,059,300
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 ...................................          8,245,000          8,398,604
  Los Angeles Water and Power Revenue,
     Power System, A-1, Series A, AMBAC Insured, 5.00%, 7/01/37 .............................         12,345,000         12,895,093
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ........................          2,000,000          2,035,640
     Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/31 ..............................         10,000,000         10,431,200
     Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 ...................................         10,575,000         10,986,050
     Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 .............................         63,435,000         66,014,267
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ....................................          7,000,000          7,220,150
     Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .................................          6,550,000          6,870,033
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
    9/01/28 .................................................................................          6,470,000          6,827,209
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
    7/01/22 .................................................................................          6,330,000          6,579,845
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 .........................................................................          8,500,000          8,603,020
     5.75%, 3/15/28 .........................................................................         27,500,000         27,559,125
a Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ........          1,565,000          1,578,709
  Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ...........................          5,575,000          5,700,884
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ........          3,340,000          3,356,032
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC
    Insured, 5.00%, 1/01/22 .................................................................          5,000,000          5,178,400
  Metropolitan Water District of Southern California Waterworks Revenue,
     Series A, 5.00%, 7/01/32 ...............................................................         35,000,000         36,948,800
     Series A, 5.00%, 7/01/37 ...............................................................         12,250,000         12,893,002
     Series B1, FGIC Insured, 5.00%, 10/01/33 ...............................................          5,000,000          5,153,000
  Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
     5.40%, 1/15/17 .........................................................................         12,155,000         13,224,518
     5.50%, 1/15/24 .........................................................................         11,790,000         13,488,939
  Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 .................................         11,970,000         12,842,493
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
    FGIC Insured, zero cpn.,
     8/01/21 ................................................................................          9,660,000          5,134,676
     8/01/23 ................................................................................         10,815,000          5,103,815
     5/01/27 ................................................................................         12,770,000          4,870,989
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
    7/01/22 .................................................................................          4,015,000          4,022,187
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
     AMBAC Insured, Pre-Refunded, 5.125%, 9/01/33 ...........................................          5,220,000          5,348,986
     Refunding, AMBAC Insured, 5.125%, 9/01/33 ..............................................            315,000            321,366
  Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
    9/01/37 .................................................................................          4,315,000          4,481,818
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
     8/01/27 ................................................................................          6,315,000          2,587,698
     8/01/28 ................................................................................          6,625,000          2,578,185


16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Murrieta COP, Road Improvement Project, Pre-Refunded, 6.00%, 4/01/27 ......................   $      8,600,000   $      8,749,726
  Murrieta Valley USD,
     GO, FSA Insured, 4.50%, 9/01/28 ........................................................          5,300,000          5,285,584
     PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .......................          6,975,000          7,125,032
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
    6/20/35 .................................................................................          5,085,000          5,113,578
  Natomas USD, GO, FGIC Insured, 5.00%, 8/01/31 .............................................         16,635,000         17,195,766
  Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ..............          1,440,000          1,445,098
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 .......         14,700,000          6,588,099
  Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ............          8,515,000          8,757,081
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding,
    Series A, AMBAC Insured, 5.00%, 8/01/25 .................................................         19,250,000         19,693,905
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1,
    Refunding, Series A, MBIA Insured,
     5.125%, 7/01/23 ........................................................................          7,420,000          7,550,073
     5.00%, 7/01/28 .........................................................................         15,975,000         16,218,778
     5.20%, 7/01/32 .........................................................................         43,675,000         44,432,761
  Oakland RDA Tax Allocation, Coliseum Project, Refunding, Series B-TE, AMBAC Insured,
    5.00%, 9/01/31 ..........................................................................          5,860,000          5,954,346
  Oakland Revenue, 1800 Harrison Foundation,
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................         13,825,000         14,615,513
     Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................         13,470,000         14,240,215
  Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
     8/01/29 ................................................................................          5,755,000          5,963,389
     8/01/33 ................................................................................          5,590,000          5,769,830
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ...................          5,000,000          5,105,400
  Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
     5.50%, 8/15/24 .........................................................................          1,100,000          1,074,194
     5.60%, 8/15/28 .........................................................................          3,250,000          3,183,668
     5.625%, 8/15/34 ........................................................................          5,000,000          4,881,700
  Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
     5.15%, 8/15/29 .........................................................................          6,405,000          5,939,997
     5.20%, 8/15/34 .........................................................................         11,000,000         10,123,740
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
     8/15/28 ................................................................................         12,950,000         13,299,779
     8/15/34 ................................................................................         23,575,000         24,105,909
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ...............................         10,820,000         10,880,917
  Palmdale CRDA Tax Allocation,
     Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..............................          3,055,000          3,281,681
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..................          6,980,000          7,087,073
  Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
     8/01/31 ................................................................................          4,105,000          4,275,070
     8/01/34 ................................................................................          6,920,000          7,198,668
  Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 .....................................          5,000,000          5,295,500
  Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ..............................         19,095,000          9,305,375
  Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..........................................          5,210,000          5,233,028
  Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ..................          2,485,000          2,491,834
  Port of Oakland Revenue, Series L, FGIC Insured, 5.375%, 11/01/27 .........................          5,000,000          5,130,800


                                         Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Porterville COP, Infrastructure Financing Project, AMBAC Insured,
       5.00%, 7/01/30 .......................................................................   $      7,420,000   $      7,677,548
       5.00%, 7/01/36 .......................................................................          6,535,000          6,736,605
       Pre-Refunded, 5.00%, 7/01/28 .........................................................         10,430,000         10,745,925
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15 ......................................................................          6,250,000          6,263,313
       6.00%, 8/01/20 .......................................................................          5,400,000          5,412,042
       6.00%, 8/01/28 .......................................................................         15,000,000         15,033,450
  Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ...............................................          5,020,000          5,212,567
  Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding, FGIC Insured,
     zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32 ........................................          5,500,000          4,453,680
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
       Pre-Refunded, 5.625%, 7/01/34 ........................................................         10,000,000         11,329,900
       Series A, 5.00%, 7/01/47 .............................................................         60,000,000         57,120,600
  Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
       8/15/16 ..............................................................................          8,605,000          6,243,014
       8/15/17 ..............................................................................         13,605,000          9,376,022
       8/15/18 ..............................................................................         13,605,000          8,954,403
  Redding California Electricity System Revenue COP, Series A, FGIC Insured, 5.00%,
     6/01/35 ................................................................................         12,725,000         13,000,878
  Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
     5/01/34 ................................................................................          5,060,000          5,228,549
  Rialto COP, FSA Insured, 5.75%, 2/01/22 ...................................................          2,715,000          2,747,906
  Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ................................         13,985,000          8,408,062
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured,
     Pre-Refunded, 5.00%,
       2/01/26 ..............................................................................          6,500,000          6,922,500
       2/01/31 ..............................................................................          7,000,000          7,455,000
  Rio Linda USD, GO, Election 2006, FSA Insured, 5.00%, 8/01/31 .............................         10,000,000         10,568,500
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
       MBIA Insured, zero cpn., 6/01/23 .....................................................         14,160,000          6,736,337
       MBIA Insured, zero cpn., 6/01/24 .....................................................         13,005,000          5,839,245
       Series A, 6.50%, 6/01/12 .............................................................         20,125,000         21,884,931
  Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
     5.00%,
       11/01/30 .............................................................................          9,905,000         10,097,058
       11/01/36 .............................................................................          6,345,000          6,443,094
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
     7.875%,
       9/01/08 ..............................................................................            240,000            247,092
       9/01/09 ..............................................................................            260,000            278,109
       9/01/10 ..............................................................................            280,000            310,517
       9/01/11 ..............................................................................            305,000            349,073
       9/01/12 ..............................................................................            325,000            381,787
       9/01/13 ..............................................................................            350,000            422,373
       9/01/14 ..............................................................................            380,000            469,809
       9/01/15 ..............................................................................            410,000            516,350
       9/01/16 ..............................................................................            440,000            562,962
       9/01/17 ..............................................................................            475,000            611,947


18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside County PFA, COP,
       5.75%, 5/15/19 .......................................................................   $      3,500,000   $      3,534,825
       5.80%, 5/15/29 .......................................................................         14,230,000         14,258,887
  Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A,
     XLCA Insured, 5.00%, 10/01/35 ..........................................................         17,500,000         17,543,225
  Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
    Pre-Refunded,
       5.00%, 10/01/28 ......................................................................         14,035,000         15,230,221
       5.125%, 10/01/35 .....................................................................         17,035,000         18,560,314
  Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, ETM, zero cpn., 9/01/14 ....................................................         20,220,000         15,986,134
       Series A, ETM, zero cpn., 11/01/20 ...................................................         25,055,000         14,035,059
       Series B, ETM, zero cpn., 6/01/23 ....................................................         26,160,000         12,558,108
  RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured,
     5.00%, 9/01/36 .........................................................................         10,090,000         10,259,512
  Rocklin USD, GO,
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 .....................          3,660,000          3,586,397
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .....................          4,100,000          3,887,825
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .....................          4,595,000          4,175,936
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .....................          5,145,000          4,492,768
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .....................          5,760,000          4,824,749
       Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .....................         33,960,000         23,475,869
       Election of 2002, FGIC Insured, zero cpn., 8/01/25 ...................................          8,160,000          3,408,106
       Election of 2002, FGIC Insured, zero cpn., 8/01/26 ...................................          8,695,000          3,430,612
       Election of 2002, FGIC Insured, zero cpn., 8/01/27 ...................................          9,080,000          3,388,111
       Election of 2002, FGIC Insured, zero cpn., 8/01/28 ...................................         16,615,000          5,859,778
  Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
       9/02/08 ..............................................................................            130,000            132,640
       9/02/09 ..............................................................................            110,000            113,774
  Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
       8/01/11 ..............................................................................          3,115,000          2,737,151
       8/01/17 ..............................................................................         30,770,000         19,127,247
  Roseville Electric System Revenue COP, FSA Insured, 5.00%,
       2/01/29 ..............................................................................         10,000,000         10,354,200
       2/01/34 ..............................................................................         17,000,000         17,547,230
  Roseville Joint UHSD,
       Capital Appreciation, Series A, zero cpn., 8/01/10 ...................................          1,820,000          1,662,752
       Capital Appreciation, Series A, zero cpn., 8/01/11 ...................................          1,965,000          1,729,672
       Capital Appreciation, Series A, zero cpn., 8/01/17 ...................................         18,155,000         11,273,347
       GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 .........................          8,375,000          8,586,971
  Roseville Natural Gas Financing Authority Gas Revenue, 5.00%,
       2/15/26 ..............................................................................          5,000,000          4,832,050
       2/15/28 ..............................................................................          5,000,000          4,785,700
  Sacramento Area Flood Control Agency Revenue, Consolidated, Capital Assessment District,
     Series A, FGIC Insured, 5.00%, 10/01/37 ................................................          8,715,000          8,903,157
  Sacramento City Financing Authority Revenue, Capital Improvement,
       AMBAC Insured, 5.00%, 12/01/33 .......................................................            485,000            497,692
       AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 .........................................          7,035,000          7,699,667
       Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31 ......         16,915,000         17,441,733


                                         Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Sacramento City Financing Authority Revenue, Capital Improvement, (continued)
       Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36 ......   $     10,000,000   $     10,274,500
       Pre-Refunded, 5.625%, 6/01/30 ........................................................          6,000,000          6,418,980
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ...............................         26,250,000         27,868,050
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .........          5,250,000          5,387,865
  Sacramento County Sanitation District Financing Authority Revenue,
       AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ........................................          5,000,000          5,408,650
       Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/30 ..............         10,000,000         10,346,400
       Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/36 ..............         66,095,000         68,104,288
       Sacramento Regional County Sanitation District, Series A, AMBAC Insured,
    Pre-Refunded, 5.00%, 12/01/35 ...........................................................         40,000,000         44,142,800
  Sacramento MUD, Electric Revenue, sub. lien, Refunding, 8.00%, 11/15/10 ...................         16,110,000         16,173,473
  Sacramento MUD Electric Revenue,
       Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ....................................          9,095,000          9,394,589
       Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ...............................          4,500,000          4,635,045
       Series N, MBIA Insured, 5.00%, 8/15/28 ...............................................         63,500,000         65,398,650
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ..............................          6,000,000          6,147,420
  Saddleback Valley USD, GO,
       Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 .............................          5,250,000          5,126,100
       FSA Insured, 5.00%, 8/01/27 ..........................................................          4,680,000          4,928,742
       FSA Insured, 5.00%, 8/01/29 ..........................................................          4,335,000          4,550,103
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
     FSA Insured, 5.25%, 9/01/28 ............................................................          6,800,000          6,955,652
  San Bernardino County COP, Medical Center Financing Project,
       Refunding, 5.00%, 8/01/26 ............................................................         13,045,000         13,045,391
       Series A, MBIA Insured, 5.50%, 8/01/22 ...............................................         40,830,000         40,909,618
  San Bernardino County Housing Authority MFMR,
       Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ...............................          6,920,000          7,497,543
       Series A, GNMA Secured, 6.70%, 3/20/43 ...............................................          3,345,000          3,675,018
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
    Refunding, MBIA Insured, 5.70%, 1/01/23 .................................................          6,315,000          6,391,348
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
       10/01/26 .............................................................................          5,070,000          5,329,787
       10/01/30 .............................................................................          9,820,000         10,243,144
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ........................................         24,000,000         24,469,440
  San Diego County Water Authority Water Revenue COP, Series A,
       FSA Insured, 5.00%, 5/01/34 ..........................................................        106,705,000        110,063,006
       MBIA Insured, 5.00%, 5/01/25 .........................................................         12,440,000         12,939,839
  San Diego Public Facilities Financing Authority Sewer Revenue,
       Series A, FGIC Insured, 5.25%, 5/15/27 ...............................................         21,750,000         22,005,127
       Series B, FGIC Insured, 5.25%, 5/15/22 ...............................................          5,200,000          5,260,996
  San Diego Public Facilities Financing Authority Water Revenue,
       MBIA Insured, 5.00%, 8/01/26 .........................................................         12,210,000         12,643,211
       Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ................................         20,000,000         20,600,200
  San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
     11/01/15 ...............................................................................          5,000,000          5,061,650


20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego USD, GO,
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ................   $     12,160,000   $      6,488,698
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ................          8,440,000          4,244,392
       Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ................         11,120,000          5,268,878
       Election of 1998, Refunding, Series G-1, FSA Insured, 4.50%, 7/01/29 .................          9,710,000          9,750,296
       Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 .............................          6,975,000          7,258,115
       Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 .............................         16,000,000         16,989,440
       Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ..............................         10,000,000         10,764,200
       Series C, FSA Insured, 5.00%, 7/01/26 ................................................          6,490,000          6,946,766
  San Francisco BART District GO, Election of 2004, Series B, 5.00%,
       8/01/32 ..............................................................................         16,000,000         16,948,320
       8/01/35 ..............................................................................         15,000,000         15,852,750
  San Francisco BART District Sales Tax Revenue,
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ...........................................         11,790,000         12,345,545
       FSA Insured, 5.00%, 7/01/36 ..........................................................          6,760,000          7,021,680
  San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
     MBIA Insured, 5.00%, 5/01/27 ...........................................................          5,050,000          5,224,124
  San Francisco City and County Airports Commission International Airport Revenue,
       Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ...............................         24,635,000         24,948,111
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ....................          7,500,000          7,237,875
       Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ....................          5,260,000          5,020,091
       Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ..........................         26,290,000         26,690,134
       Second Series, Issue 23B, FGIIC Insured, Pre-Refunded, 5.125%, 5/01/30 ...............         10,000,000         10,381,700
  San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
     5.00%, 9/01/31 .........................................................................          5,805,000          5,940,953
  San Francisco City and County RDA,
       Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .......................................            315,000            315,929
       Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ....          7,785,000          7,667,758
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ............................         19,500,000         20,019,285
       Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ............................         17,000,000         17,406,980
       Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ............................         57,000,000         58,026,570
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ............................         80,000,000         80,406,400
       Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ............................         80,000,000         80,100,000
       Refunding, Series A, 5.50%, 1/15/28 ..................................................        247,300,000        236,599,329
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ...................................         85,500,000         86,511,465
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ....................................         21,200,000         21,448,676
       senior lien, 5.00%, 1/01/33 ..........................................................         82,040,000         76,503,120
       senior lien, ETM, zero cpn., 1/01/25 .................................................          5,700,000          2,693,820
       senior lien, ETM, zero cpn., 1/01/28 .................................................         33,545,000         13,434,437
       senior lien, ETM, zero cpn., 1/01/29 .................................................         37,050,000         14,029,723
       senior lien, Pre-Refunded, 7.55%, 1/01/10 ............................................         10,745,000         10,959,900
       senior lien, Pre-Refunded, 7.70%, 1/01/15 ............................................         60,155,000         61,358,100
       senior lien, Refunding, Series A, 5.65%, 1/15/18 .....................................         60,000,000         61,161,600
       senior lien, Refunding, Series A, 5.70%, 1/15/20 .....................................         80,000,000         81,077,600
       senior lien, Refunding, Series A, 5.75%, 1/15/22 .....................................         90,000,000         90,803,700


                                         Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Jose Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ....................................   $     11,000,000   $     11,172,590
       Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 ...................................         65,000,000         66,823,250
       Series D, MBIA Insured, 5.00%, 3/01/28 ...............................................         10,000,000         10,374,600
  San Jose Financing Authority Lease Revenue,
       Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39 .............         20,885,000         21,505,284
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ........................         46,400,000         47,746,064
       Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ....................................         14,045,000         14,508,204
       Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ....................................         14,730,000         15,160,263
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
     AMBAC Insured, 5.00%, 9/01/24 ..........................................................          5,000,000          5,149,450
  San Jose GO,
       Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ....................................         35,150,000         36,499,057
       Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 ...........................         11,600,000         12,033,028
       Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 .............         15,820,000         16,337,947
  San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ...............          7,110,000          7,161,903
  San Jose RDA Tax Allocation,
       Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ................          7,325,000          7,482,488
       Merged Area Redevelopment Project, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/31 .......          2,000,000          2,044,340
       Merged Area Redevelopment Project, Pre-Refunded, 5.25%, 8/01/29 ......................          9,860,000         10,188,338
       Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 ..........          2,030,000          2,074,660
  San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
       1/01/27 ..............................................................................          7,105,000          2,859,620
       1/01/29 ..............................................................................          7,105,000          2,566,539
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24 ..............................................................................          9,200,000          9,627,064
       8/01/27 ..............................................................................          9,150,000          9,540,430
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ....................          4,000,000          4,108,320
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
       8/01/26 ..............................................................................         15,825,000          6,580,035
       8/01/27 ..............................................................................         18,605,000          7,143,948
       8/01/28 ..............................................................................         19,470,000          7,076,566
  San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ............................................         15,000,000         18,038,400
  San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 ............................................................          4,745,000          4,856,840
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.75%,
         10/01/29 ...........................................................................          5,340,000          5,821,882
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.80%,
         10/01/30 ...........................................................................          8,035,000          8,717,171
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
     Series A, FSA Insured, 5.00%, 7/15/29 ..................................................         13,000,000         13,288,080
  San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
     5.00%, 6/01/32 .........................................................................         15,000,000         15,534,300
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
     5.00%, 8/01/39 .........................................................................          6,555,000          6,750,798
  San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25 ................................         10,185,000         11,040,133


22 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Mateo UHSD,
       COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to 12/14/19,
         5.00% thereafter, 12/15/43 .........................................................   $     11,535,000   $      6,041,110
       GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn.,
         9/01/22 ............................................................................          5,000,000          2,494,650
       GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 ...........         13,865,000         14,778,842
  San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ........................         18,360,000         18,751,619
  San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 ...............          5,655,000          5,769,401
  San Ramon Valley USD, GO, Election of 2002,
       FSA Insured, 5.00%, 8/01/26 ..........................................................         12,800,000         13,502,976
       FSA Insured, 5.40%, 3/01/28 ..........................................................         27,410,000         29,651,042
       FSA Insured, 5.00%, 8/01/29 ..........................................................         16,505,000         17,323,978
       MBIA Insured, 5.00%, 8/01/25 .........................................................         14,215,000         14,921,912
       MBIA Insured, 5.00%, 8/01/28 .........................................................         14,770,000         15,399,202
       MBIA Insured, 5.00%, 8/01/31 .........................................................         14,795,000         15,347,889
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 ...................          6,000,000          6,395,700
a Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 .......          4,605,000          4,363,238
  Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project, Series A, GNMA
     Secured, 6.40%, 6/20/35 ................................................................          5,460,000          5,493,142
  Santa Clara USD, COP, 5.375%, 7/01/31 .....................................................          7,575,000          7,896,635
  Santa Clarita Community College District GO, Election of 2006, MBIA Insured, 5.00%,
     8/01/32 ................................................................................          9,765,000         10,195,148
  Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ...............          5,625,000          5,865,975
  Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .....................         11,535,000         12,029,159
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
     Pre-Refunded, 6.00%, 9/01/30 ...........................................................          9,000,000         10,244,430
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ......................            440,000            441,382
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
     8/01/27 ................................................................................         21,000,000         22,955,940
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
     AMBAC Insured, Pre-Refunded, 6.00%, 7/01/29 ............................................         13,110,000         13,822,660
  Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 .......................          5,000,000          5,530,200
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
     Project, Series A,
       5.95%, 1/01/11 .......................................................................          1,550,000          1,561,315
       6.05%, 1/01/17 .......................................................................          5,135,000          5,172,896
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, Pre-Refunded, 5.00%,
     8/01/26 ................................................................................          6,000,000          6,594,600
  Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
       5.30%, 9/01/29 .......................................................................          1,615,000          1,448,364
       5.40%, 9/01/34 .......................................................................          2,000,000          1,802,020
  Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 ........................         24,665,000         26,680,130
  Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 ...........          5,600,000          5,831,896
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
     5.00%, 10/01/32 ........................................................................          6,475,000          6,545,319
  Southern California Public Power Authority Natural Gas Project Revenue, Project No.1,
     Series A, 5.00%, 11/01/33 ..............................................................         10,000,000          9,689,200


                                         Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13 .......................................................................   $     10,000,000   $     11,487,100
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 .....................................         12,000,000         10,711,440
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 .....................................         16,890,000         14,510,199
       Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 .....................................         16,000,000         13,238,400
  Southern California Public Power Authority Project Revenue, Magnolia Power Project,
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 ..................................         15,800,000         17,197,036
  Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission Project, 6.125%, 7/01/18 ..................................................          1,135,000          1,137,781
  Standard Elementary School District GO, Election of 2006, Series A, AMBAC Insured, 5.00%,
     11/01/30 ...............................................................................          5,000,000          5,198,600
  Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
       5.875%, 8/01/23 ......................................................................          2,295,000          2,420,146
       6.00%, 8/01/31 .......................................................................          6,585,000          6,956,657
  Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ..............        103,885,000         71,010,592
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .................          9,110,000          9,161,745
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
     5.20%, 9/01/29 .........................................................................         19,160,000         19,732,309
  Stockton USD, GO,
       Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ..........................          5,030,000          5,216,362
       MBIA Insured, 5.00%, 1/01/28 .........................................................          5,335,000          5,525,406
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
     Series A, zero cpn., 10/01/28 ..........................................................         17,855,000          6,089,269
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .........................................          7,840,000          8,145,211
  Tahoe Forest Hospital District Revenue, Series A,
       5.90%, 7/01/29 .......................................................................          1,635,000          1,637,027
       Pre-Refunded, 5.90%, 7/01/29 .........................................................          6,355,000          6,735,728
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, zero cpn., 9/01/23 .....             16,000             61,618
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 .............................         17,390,000         18,450,442
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
     Asset-Backed Bonds,
       Senior Series A, Pre-Refunded, 5.50%, 6/01/36 ........................................         80,500,000         87,949,470
       Senior Series A, Pre-Refunded, 5.625%, 6/01/43 .......................................        123,165,000        135,190,831
       Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ...........................................         48,435,000         53,904,765
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
       5.25%, 6/01/31 .......................................................................          6,800,000          7,269,200
       5.375%, 6/01/41 ......................................................................         30,250,000         32,458,855
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .....          4,385,000          4,500,194
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10 ...............................................         10,750,000         11,264,495
       Series A, FSA Insured, 6.10%, 10/01/15 ...............................................         13,220,000         14,688,081
       Series C, FSA Insured, 6.00%, 7/01/12 ................................................          2,600,000          2,759,094
       Series C, FSA Insured, 6.10%, 7/01/19 ................................................          5,215,000          6,132,684
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
     10/01/27 ...............................................................................          5,000,000          5,155,400
  Tulare Sewer Revenue, XLCA Insured, 5.00%, 11/15/41 .......................................         13,000,000         12,957,100


24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tustin CFD No. 04-01 Special Tax, John Laing Homes,
       5.375%, 9/01/29 ......................................................................   $      1,000,000   $        938,510
       5.50%, 9/01/34 .......................................................................          1,500,000          1,414,005
  Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ......................          8,645,000          9,013,363
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
     Pre-Refunded, 5.75%, 10/01/33 ..........................................................          4,830,000          5,096,809
  University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
     4.50%, 5/15/47 .........................................................................         66,335,000         62,714,436
  University of California Regents Revenue, Series A, MBIA Insured, 4.50%, 5/15/37 ..........         36,715,000         35,211,521
  University of California Revenues,
       General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ............................         35,000,000         33,979,050
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 ...............................         15,000,000         15,544,650
       Limited Project, Series D, FGIC Insured, 5.00%, 5/15/41 ..............................         22,500,000         23,142,825
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/23 ......          9,200,000          9,751,448
       Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/26 ......         13,430,000         14,234,994
       Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31 ...........          5,000,000          5,215,450
       Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 .................................         61,235,000         65,293,656
       UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34 .........................          3,710,000          3,815,141
       UCLA Medical Center, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 5/15/34 ...........          6,290,000          6,812,951
  Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .....................         11,210,000         11,532,960
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..............................................          4,385,000          4,268,622
  Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32 ........................         12,790,000         13,302,751
  Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
     9/01/31 ................................................................................          4,650,000          4,452,515
  Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ..............          2,115,000          2,123,100
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
       Project Area, 5.875%, 9/01/37 ........................................................          5,000,000          5,150,150
  Vista USD, GO,
       Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28 ..............................          4,370,000          4,643,169
       Series B, FGIC Insured, 5.00%, 8/01/28 ...............................................          6,000,000          6,176,040
  Washington Township Health Care District Revenue, Refunding,
       5.25%, 7/01/29 .......................................................................          6,500,000          6,570,070
       Series A, 5.00%, 7/01/37 .............................................................          7,000,000          6,790,000
  West Contra Costa USD, GO,
       Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 .............................         11,605,000         11,971,718
       Series A, FSA Insured, 5.00%, 8/01/35 ................................................         32,000,000         33,645,440
  West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
       6/01/30 ..............................................................................          4,200,000          4,171,818
       6/01/36 ..............................................................................          5,045,000          4,917,765
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...............................          6,250,000          6,379,125
  West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
     9/01/34 ................................................................................          5,000,000          5,126,350
  Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/26 .........................................................         13,150,000         13,514,123
       MBIA Insured, 5.00%, 9/01/34 .........................................................         13,500,000         13,772,295
       Series A, MBIA Insured, 5.00%, 9/01/30 ...............................................          6,250,000          6,400,625
       Series A, MBIA Insured, 5.00%, 9/01/31 ...............................................          7,490,000          7,663,918
       Series A, MBIA Insured, 5.00%, 9/01/35 ...............................................          6,910,000          7,034,311


                                         Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, Pre-Refunded,
     5.60%, 6/01/22 .........................................................................   $     14,285,000   $     15,789,210
     5.75%, 6/01/31 .........................................................................         28,000,000         31,119,760
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..........................          8,685,000          9,022,325
  Yuba Community College District GO,
     Capital Appreciation, Election of 2006, Series B, AMBAC Insured, zero cpn., 8/01/39 ....          7,075,000          1,331,657
     Election of 2006, Series A, AMBAC Insured, 5.00%, 8/01/46 ..............................         24,080,000         24,874,881
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
     9/01/29 ................................................................................         10,100,000         10,487,234
     9/01/34 ................................................................................         12,765,000         13,209,605
                                                                                                                   ----------------
                                                                                                                     12,767,809,381
                                                                                                                   ----------------
  U.S. TERRITORIES 7.9%
  PUERTO RICO 7.8%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
    Refunding,
     5.50%, 5/15/39 .........................................................................          7,210,000          7,022,468
     5.625%, 5/15/43 ........................................................................         25,500,000         25,094,040
  Puerto Rico Commonwealth GO,
     Public Improvement, Refunding, Series B, 5.25%, 7/01/32 ................................          7,505,000          7,464,023
     Public Improvement, Series A, 5.125%, 7/01/31 ..........................................         95,185,000         94,990,823
     Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 .............................         26,750,000         28,761,065
     Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ............................         47,740,000         50,866,970
     Public Improvement, Series B, 5.00%, 7/01/35 ...........................................         13,800,000         13,165,890
     Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32 .............................         12,495,000         14,030,760
     Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35 .............................         21,200,000         23,420,276
     Series A, 5.25%, 7/01/32 ...............................................................         10,000,000          9,945,400
     Series A, 5.25%, 7/01/33 ...............................................................         26,050,000         25,868,952
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.00%, 7/01/36 ............................................................         63,000,000         69,695,010
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ......................................          5,800,000          5,841,818
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 ...................................        111,175,000        113,429,629
     Series B, Pre-Refunded, 6.00%, 7/01/31 .................................................         13,000,000         14,017,640
     Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................         13,200,000         14,233,296
     Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................         45,000,000         48,848,850
     Series D, Pre-Refunded, 5.75%, 7/01/41 .................................................         20,000,000         22,021,200
     Series K, Pre-Refunded, 5.00%, 7/01/40 .................................................         30,000,000         33,088,500
     Series K, Pre-Refunded, 5.00%, 7/01/45 .................................................         30,000,000         33,088,500
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
    7/01/46 .................................................................................         20,000,000         18,925,200
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
     AMBAC Insured, 5.00%, 7/01/31 ..........................................................         14,000,000         14,310,940
     FGIC Insured, 5.00%, 7/01/24 ...........................................................          6,505,000          6,654,030
  Puerto Rico Electric Power Authority Power Revenue,
     Series DD, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ..................................         23,250,000         23,836,132
     Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................         48,000,000         52,481,280
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ................          6,800,000          7,166,316


26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
     Refunding, Series D, 5.375%, 7/01/33 ...................................................   $     26,510,000   $     26,746,469
     Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................         73,490,000         79,935,808
  Puerto Rico PBA Revenue Guaranteed, Refunding, 5.00%, 7/01/37 .............................         50,000,000         47,560,000
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.50%, 8/01/29 ............................................................        139,995,000        151,518,581
  University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
     6/01/25 ................................................................................         10,000,000          9,907,800
     6/01/30 ................................................................................          7,000,000          6,788,600
                                                                                                                   ----------------
                                                                                                                      1,100,726,266
                                                                                                                   ----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..................................          7,000,000          7,084,490
     Refunding, Series A, 5.50%, 10/01/14 ...................................................          3,865,000          3,931,981
                                                                                                                   ----------------
                                                                                                                         11,016,471
                                                                                                                   ----------------
  TOTAL U.S. TERRITORIES ....................................................................                         1,111,742,737
                                                                                                                   ----------------
  TOTAL LONG TERM INVESTMENTS (COST $13,335,943,747) ........................................                        13,879,552,118
                                                                                                                   ----------------
  SHORT TERM INVESTMENTS 0.6%
  MUNICIPAL BONDS 0.6%
  CALIFORNIA 0.5%
b ABAG Finance Authority for Nonprofit Corps. COP, Lucile Salter Packard Project,
    Refunding, AMBAC Insured, Weekly VRDN and Put, 3.30%, 8/01/23 ...........................          3,800,000          3,800,000
b Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
     Series B, AMBAC Insured, Weekly VRDN and Put, 3.22%, 4/01/39 ...........................          9,000,000          9,000,000
     Series B-2, XLCA Insured, Weekly VRDN and Put, 3.22%, 4/01/45 ..........................          1,255,000          1,255,000
b California HFAR, MFH, Series D, Daily VRDN and Put, 3.52%, 2/01/31 ........................            200,000            200,000
b California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
    Series B, AMBAC Insured, Daily VRDN and Put, 3.57%, 4/01/42 .............................            800,000            800,000
b California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-3, Daily VRDN and Put, 3.53%, 5/01/21 ..........................          4,450,000          4,450,000
     Refunding, Sub Series F-5, Daily VRDN and Put, 3.54%, 5/01/22 ..........................          1,275,000          1,275,000
     Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 3.28%, 5/01/16 ............            400,000            400,000
     Series B-2, Daily VRDN and Put, 3.54%, 5/01/22 .........................................            345,000            345,000
     Series B-3, Daily VRDN and Put, 3.50%, 5/01/22 .........................................            600,000            600,000
     Series B-5, Daily VRDN and Put, 3.52%, 5/01/22 .........................................          2,400,000          2,400,000
     Series B-6, Daily VRDN and Put, 3.27%, 5/01/22 .........................................          1,800,000          1,800,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.28%, 5/01/22 ...........................            200,000            200,000
b California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 3.52%, 7/01/23 ........................................          2,850,000          2,850,000
     Series C-3, Daily VRDN and Put, 3.52%, 7/01/23 .........................................            600,000            600,000
b California State GO,
     Kindergarten-University, Refunding, Series B-3, Daily VRDN and Put, 3.27%, 5/01/34 .....          1,000,000          1,000,000
     Series A-2, Daily VRDN and Put, 3.52%, 5/01/33 .........................................            300,000            300,000


                                         Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State RAN, 4.00%, 6/30/08 ......................................................   $     30,000,000   $     30,137,700
b Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
       Series B-1, AMBAC Insured, Weekly VRDN and Put, 3.20%, 8/15/21 .......................          2,000,000          2,000,000
       Series D, AMBAC Insured, Weekly VRDN and Put, 3.28%, 8/15/21 .........................          4,300,000          4,300,000
b Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
     3.28%, 7/01/34 .........................................................................            850,000            850,000
b Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series
     B-1,Daily VRDN and Put, 3.27%, 7/01/35 .................................................            200,000            200,000
b Orange County Sanitation District COP, Refunding, Series B, Daily VRDN and Put, 3.28%,
     8/01/30 ................................................................................            800,000            800,000
                                                                                                                   ----------------
                                                                                                                         69,562,700
                                                                                                                   ----------------
  U.S. TERRITORIES 0.1%
  PUERTO RICO 0.1%
b Puerto Rico Commonwealth GO, Public Improvement, Refunding,
       Series A-3, FSA Insured, Daily VRDN and Put, 3.27%, 7/01/29 ..........................          5,100,000          5,100,000
       Series A-4, FSA Insured, Daily VRDN and Put, 3.27%, 7/01/31 ..........................          1,620,000          1,620,000
       Series A-5, FGIC Insured, Weekly VRDN and Put, 3.35%, 7/01/32 ........................          1,400,000          1,400,000
                                                                                                                   ----------------
                                                                                                                          8,120,000
                                                                                                                   ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $77,637,279) ...........................................                            77,682,700
                                                                                                                   ----------------
  TOTAL INVESTMENTS (COST $13,413,581,026) 99.1% ............................................                        13,957,234,818
  OTHER ASSETS, LESS LIABILITIES 0.9% .......................................................                           131,213,889
                                                                                                                   ----------------
  NET ASSETS 100.0% .........................................................................                      $ 14,088,448,707
                                                                                                                   ================

See Selected Portfolio Abbreviations on next page.

a Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2007, the aggregate value of these securities was $5,941,947, representing 0.04% of net assets.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


28 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFAR     - Housing Finance Authority Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RAN      - Revenue Anticipation Note
RDA      - Redevelopment Agency/Authority
RMR      - Residential Mortgage Revenue
SFHMR    - Single Family Home Mortgage Revenue
SFMR     - Single Family Mortgage Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


                                         Quarterly Statement of Investments | 29

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin California Tax-Free Income Fund (Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $     13,404,932,979
                                                           =====================

Unrealized appreciation ................................   $        652,365,566
Unrealized depreciation ................................           (100,063,727)
                                                           ---------------------
Net unrealized appreciation (depreciation) .............   $        552,301,839
                                                           =====================

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


30 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  February 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 27, 2008








                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration



















I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

02/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer